Main items related to operating activities - Other creditors and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other creditors and accrued liabilities
Accruals and deferred income	$ 737	$ 3,744	$ 842
Payable to States (including taxes and duties)	14,780	10,281	5,734
Payroll	1,572	1,481	1,587
Other operating liabilities	35,186	27,294	14,302
Other creditors and accrued liabilities	52,275	42,800	22,465
Interim dividend payable, second quarter	1,857	1,974	2,129
Interim dividend payable, third quarter	$ 1,827	$ 1,948	$ 2,149